Long-Term Debt - Long-Term Debt Summary (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 5,500,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	867,000,000
Long-term Debt	1,650,394,000	$ 1,480,165,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	5,500,000
Current portion of long-term debt	5,500,000	5,500,000
Long-term debt, less current portion	1,644,894,000	1,474,665,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	650,000,000
Western Refining, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt	874,620,000	877,241,000
Western Refining Logistics, LP [Member]
Debt Instrument [Line Items]
Long-term Debt	438,928,000	269,000,000
Northern Tier Energy LP [Member]
Debt Instrument [Line Items]
Long-term Debt	353,893,000	354,692,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net	(17,047,000)	(20,768,000)
Revolving Credit Facility [Member] | Western Refining, Inc. [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0
Revolving Credit Facility [Member] | Western Refining Logistics, LP [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Long-term Debt	145,000,000	269,000,000
Revolving Credit Facility [Member] | Northern Tier Energy LP [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	0	0
Line of Credit [Member] | Western Refining, Inc. [Member] | Term Loan, due 2020 [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net	(9,442,000)	(11,382,000)
Long-term Debt	529,558,000	533,118,000
Senior Notes [Member] | Western Refining, Inc. [Member] | 6.25% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net	(4,938,000)	(5,877,000)
Long-term Debt	345,062,000	344,123,000
Senior Notes [Member] | Western Refining Logistics, LP [Member] | 7.5% WNRL Secured Notes, due 2023 [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net	(6,072,000)	0
Long-term Debt	293,928,000	0
Senior Notes [Member] | Northern Tier Energy LP [Member] | 7.125% NTI Secured Notes, due 2020 [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net	(2,032,000)	(2,345,000)
Long-term Debt	$ 353,893,000	$ 354,692,000